Property, Plant and Equipment Disclosure: Property, Plant and Equipment Schedule (Tables)	Dec. 31, 2022
Tables/Schedules
Property, Plant and Equipment Schedule

	December 31,
	2022	2021

Leasehold improvements	$391,722	$391,722
Office and computer equipment	581,352	581,352
Selling equipment	8,354	8,354
Furniture and fixtures	20,511	20,511

Total at cost	1,001,939	1,001,939
Less: Accumulated depreciation	(951,775)	(911,523)

	$50,164	$90,416